Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
Investments that Calculate Net Asset Value ("NAV") [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of the date indicated:

	Value at December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Registered investment companies	$46,011,097	$46,011,097	$—	$—
Affiliated stock	11,126,238	11,126,238	—	—
Pooled separate accounts	5,433,949	—	5,433,949	—
Total	$62,571,284	$57,137,335	$5,433,949	$—

	Value at December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Registered investment companies	$31,366,213	$31,366,213	$—	$—
Affiliated stock	9,414,423	9,414,423	—	—
Pooled separate accounts	10,955,782	—	10,955,782	—
Total	$51,736,418	$40,780,636	$10,955,782	$—